April 27, 2006

VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attn: Mr. Briccio B. Barrientos

Re:     UNDERLYING FUNDS TRUST

Gentlemen:

On behalf of Underlying Funds Trust (the "Trust"), and pursuant to Section 8(b) of the Investment Company Act of 1940, transmitted herewith is a copy of the Trust’s Registration Statement on Form N-1A to become effective immediately upon this filing.

The purpose of this filing is to (i) register each series of the Trust and (ii) file all required exhibits to Part C of the Registration Statement.

Please telephone the undersigned at (414) 765-5340 with any questions you may have or for any further information you may desire.

Very truly yours,

/s/ Rodney A. DeWalt

Rodney A. DeWalt
For US Bancorp Fund Services